OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

6. OTHER CURRENT LIABILITIES

	June 30, 2026	September 30, 2025
Payable to counterparty	$1,085,364	$-
Insurance premium financing payable	50,000	-
Total other current liabilities	$1,135,364	$-

Payable to Counterparty

During the three months ended June 30, 2026, the Company provided billing services on behalf of a third-party counterparty, which resulted in cash receipts from the end customer of $1,867,824. Of this amount, $247,212 was recognized as billing service revenue, $535,248 was remitted to the counterparty during the period and the remaining $1,085,364 was recorded as a payable to the counterparty as of June 30, 2026. The Company remitted this payable balance to the counterparty during July 2026.

Insurance Premium Financing Payable

On January 30, 2026, the Company entered into a premium financing agreement to fund an annual Director and Officer (D&O) insurance policy. The agreement provided for a total financed amount of $112,500, representing the premium balance after a down payment of $37,500. The note carries a finance charge of $4,667, resulting in an initial total obligation of $117,167.

The note is payable in 9 equal monthly installments of $13,019, maturing on October 30, 2026. The total finance charge of $4,667 is amortized as interest expense over the term of the agreement within general and administrative in the statement of operations. As of June 30, 2026, the outstanding principal balance of this note, net of unamortized discount, was $50,000 and was included in other current liabilities in our consolidated interim balance sheet.

7. OTHER CURRENT LIABILITIES

Other current liabilities as of September 30, 2024 consisted entirely of a customer deposit received during the period for which the order was subsequently cancelled. The amount was refunded back to the customer during the year ended September 30, 2025.